13F-HR
1
NONE

0000885693
mwct6qd#

03/31/2001

13F-HR

	                    UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  March 31, 2001

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	105 East First Street
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

	David W. Pequet		Hinsdale, IL	MAY 1, 2001

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934






                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----
ADC TELECOM          COM       000886101   113     13399      SH        SOLE
ALTERA CORP          COM       021441100   225     10524      SH        SOLE
AMERICAN INTL GROUP  COM       026874107   596      7406      SH        SOLE
AMERICA ONLINE	     COM       02364J104   355      8850      SH        SOLE
AMGEN INC.           COM       031162100   230      3837      SH        SOLE
ANALOG DEVICES       COM       032654105   212      5857      SH        SOLE
APPLIED MATERIALS    COM       038222105   320      7374      SH        SOLE
AT&T CORP.           COM       001957109   279     13140      SH        SOLE
BANK OF NEW YORK     COM       064057102   395      8036      SH        SOLE
BIOGEN               COM       090597105   222      3513      SH        SOLE
BOEING CO.           COM       097023105   413      7427      SH        SOLE
BRISTOL MYERS	     COM       110122108   252      4257      SH        SOLE
CITIGROUP	     COM       172967101   429      9544      SH        SOLE
DELL COMPUTER	     COM       247025109   448     17443      SH        SOLE
TARGET CORP  	     COM       87612E106   522      9017      SH        SOLE
EMC CORP             COM       268648102   517      7781      SH        SOLE
FANNIE MAE	     COM       313586109   272      3422      SH        SOLE
FLEETBOSTON FINL     COM       339030108   400     10599      SH        SOLE
FORD MOTOR           COM       345370860   228      8129      SH        SOLE
GENERAL ELECTRIC     COM       369604103   520     12429      SH        SOLE
GENERAL MOTORS	     COM       370442105   383      7399      SH        SOLE
INTL. BUS MACHINES   COM       459200101   386      4022      SH        SOLE
INTEL CORP.	     COM       458140100   263     10016      SH        SOLE
LUCENT TECHNOLOGIES  COM       549463107   172     17307      SH        SOLE
MCI WORLDCOM         COM       98157D106   192     10277      SH        SOLE
MEDTRONIC            COM       585055106   213      4669      SH        SOLE
PHILIP MORRIS CO     COM       718154107   472      9955      SH        SOLE
MERCK & CO.	     COM       589331107   536      7074      SH        SOLE
MICROSOFT CORP.	     COM       594918104   456      8347      SH        SOLE
MORGAN J P           COM       46625H100   238      5313      SH        SOLE
NASDAQ 100           COM       631100104   257      6587      SH        SOLE
ORACLE               COM       68389X105   217     14530      SH        SOLE
PFIZER CORP.	     COM       717081103   640     15648      SH        SOLE
QUALCOMM             COM       747525103   315      5572      SH        SOLE
QWEST                COM       749121109   222      6362      SH        SOLE
TARGET CORP.         COM       87612E106   404     11225      SH        SOLE
UPS                  COM       911312106   214      3770      SH        SOLE
VERIZON              COM       92343V104   245      4987      SH        SOLE
WALMART		     COM       931142103   536     10614      SH        SOLE
WASHINGTON MUTUAL    COM       939322103   603     11021      SH        SOLE
EXXON CORP.          COM       302290101   544      6718      SH        SOLE